Quarterly Report
July 31, 2019
MFS®  Inflation-Adjusted
Bond Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 99.5%
Asset-Backed & Securitized – 2.1%
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050		$2,190,172	$2,312,373
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.323% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		1,331,195	1,320,616
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.703% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)		3,204,527	3,180,800
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.803% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		3,382,623	3,351,036
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052		467,871	494,729
Oaktree CLO Ltd., 15-1A, “A1R”, FLR, 3.147% (LIBOR - 3mo. + 0.87%), 10/20/2027 (z)		5,000,000	4,993,740
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.503% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		2,866,629	2,854,271
TICP CLO Ltd., FLR, 3.117% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)		4,817,160	4,786,181
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050		2,058,000	2,180,335
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.725% (LIBOR - 3mo. + 1.16%), 11/07/2025 (n)		267,473	267,344
			$25,741,425
Chemicals – 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022		$1,858,000	$1,871,701
Computer Software - Systems – 0.2%
Apple, Inc., 3.2%, 5/11/2027		$1,826,000	$1,902,319
Conglomerates – 0.1%
United Technologies Corp., 3.95%, 8/16/2025		$1,304,000	$1,403,825
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		$2,417,000	$2,434,244
International Market Sovereign – 3.0%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	14,746,022	$12,085,037
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	11,657,348	11,459,232
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	15,775,246	13,132,172
			$36,676,441
Major Banks – 0.5%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023		$3,139,000	$3,185,057
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)		2,334,000	2,386,833
			$5,571,890
Mortgage-Backed – 1.1%
Freddie Mac, 3.064%, 8/25/2024		$3,288,093	$3,406,832
Freddie Mac, 3.243%, 4/25/2027		4,838,000	5,120,581
Freddie Mac, 3.117%, 6/25/2027		2,380,992	2,498,635
Freddie Mac, 3.286%, 11/25/2027		2,049,000	2,178,251
Freddie Mac, 3.5%, 5/25/2029		390,000	407,071
			$13,611,370
Municipals – 0.9%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023		$8,796,000	$7,981,051
Philadelphia, PA, School District, “A”, 5.995%, 9/01/2030		1,925,000	2,393,102
			$10,374,153
Other Banks & Diversified Financials – 0.2%
ING Groep N.V., 3.15%, 3/29/2022		$2,236,000	$2,270,573
Restaurants – 0.3%
Starbucks Corp., 3.8%, 8/15/2025		$3,607,000	$3,833,141

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.1%
B.A.T Capital Corp., 2.764%, 8/15/2022	$1,600,000	$1,599,797
U.S. Treasury Inflation Protected Securities – 90.1%
U.S. Treasury Bonds, 2.375%, 1/15/2025	$26,655,732	$29,662,299
U.S. Treasury Bonds, 2%, 1/15/2026	29,169,360	32,395,650
U.S. Treasury Bonds, 2.375%, 1/15/2027	49,665,398	57,327,677
U.S. Treasury Bonds, 1.75%, 1/15/2028	27,921,295	31,266,720
U.S. Treasury Bonds, 3.625%, 4/15/2028	45,396,515	58,224,557
U.S. Treasury Bonds, 2.5%, 1/15/2029	44,291,871	53,287,278
U.S. Treasury Bonds, 3.875%, 4/15/2029	32,774,554	43,846,888
U.S. Treasury Bonds, 3.375%, 4/15/2032	7,796,729	10,682,236
U.S. Treasury Bonds, 2.125%, 2/15/2040	20,662,599	26,674,148
U.S. Treasury Bonds, 2.125%, 2/15/2041	10,682,652	13,890,186
U.S. Treasury Bonds, 0.75%, 2/15/2042	53,541,721	54,369,292
U.S. Treasury Bonds, 0.625%, 2/15/2043	22,534,704	22,118,417
U.S. Treasury Bonds, 1.375%, 2/15/2044	17,996,638	20,666,891
U.S. Treasury Bonds, 0.75%, 2/15/2045	27,065,110	27,116,321
U.S. Treasury Bonds, 1%, 2/15/2046	15,868,453	16,840,200
U.S. Treasury Bonds, 0.875%, 2/15/2047	6,068,291	6,266,579
U.S. Treasury Notes, 1.125%, 1/15/2021	4,515,351	4,531,446
U.S. Treasury Notes, 0.125%, 4/15/2021	6,460,489	6,381,830
U.S. Treasury Notes, 0.625%, 7/15/2021	44,142,176	44,281,376
U.S. Treasury Notes, 0.125%, 1/15/2022	56,446,775	55,916,947
U.S. Treasury Notes, 0.125%, 7/15/2022	49,728,701	49,451,753
U.S. Treasury Notes, 0.125%, 1/15/2023	31,944,148	31,694,250
U.S. Treasury Notes, 0.375%, 7/15/2023	47,690,869	47,962,443
U.S. Treasury Notes, 0.625%, 1/15/2024	39,284,607	39,875,442
U.S. Treasury Notes, 0.125%, 7/15/2024	15,406,801	15,357,708
U.S. Treasury Notes, 0.25%, 1/15/2025	42,841,180	42,799,105
U.S. Treasury Notes, 0.375%, 7/15/2025	38,415,283	38,791,708
U.S. Treasury Notes, 0.625%, 1/15/2026	42,866,544	43,860,160
U.S. Treasury Notes, 0.125%, 7/15/2026	32,234,093	32,038,381
U.S. Treasury Notes, 0.375%, 1/15/2027	31,408,300	31,654,869
U.S. Treasury Notes, 0.375%, 7/15/2027	27,340,840	27,632,037
U.S. Treasury Notes, 0.5%, 1/15/2028	27,539,559	28,022,120
U.S. Treasury Notes, 0.875%, 1/15/2029	36,927,750	38,925,445
		$1,083,812,359
Utilities - Electric Power – 0.5%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$3,038,000	$3,056,235
Virginia Electric & Power Co., 3.5%, 3/15/2027	2,891,000	3,053,324
		$6,109,559
Total Bonds		$1,197,212,797
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.31% (v)	10,426,259	$10,426,260

Other Assets, Less Liabilities – (0.4)%		(5,123,038)
Net Assets – 100.0%		$1,202,516,019
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,426,260 and $1,197,212,797, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $23,637,560, representing 2.0% of net assets.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Oaktree CLO Ltd., 15-1A, “A1R”, FLR, 3.147% (LIBOR - 3mo. + 0.87%), 10/20/2027	7/16/19	$4,999,004	$4,993,740
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
NZD	New Zealand Dollar
Derivative Contracts at 7/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	12,101,021	AUD	17,285,963	JPMorgan Chase Bank N.A.	10/11/2019	$252,470
USD	11,688,656	CAD	15,276,256	Morgan Stanley Capital Services, Inc.	10/11/2019	99,051
USD	422,416	NZD	635,000	Brown Brothers Harriman	10/11/2019	4,883
USD	12,743,714	NZD	19,255,762	NatWest Markets PLC	10/11/2019	82,454
						$438,858
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,083,812,359	$—	$1,083,812,359
Non-U.S. Sovereign Debt	—	36,676,441	—	36,676,441
Municipal Bonds	—	10,374,153	—	10,374,153
U.S. Corporate Bonds	—	22,339,643	—	22,339,643
Residential Mortgage-Backed Securities	—	13,611,370	—	13,611,370
Commercial Mortgage-Backed Securities	—	2,312,373	—	2,312,373
Asset-Backed Securities (including CDOs)	—	23,429,052	—	23,429,052
Foreign Bonds	—	4,657,406	—	4,657,406
Mutual Funds	10,426,260	—	—	10,426,260
Total	$10,426,260	$1,197,212,797	$—	$1,207,639,057
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$438,858	$—	$438,858
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,158	$183,499,827	$173,084,511	$(278)	$64	$10,426,260
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$358,092	$—